EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Sep. 30, 2012
EMPLOYEE BENEFIT PLANS
Schedule of reconciliation of the changes in the pension benefit obligations, fair value of Pension Plan assets and statement of the funded status

	2012	2011
	(in thousands)
Accumulated Benefit Obligation	$112,062	$104,911
Changes in projected benefit obligations
Projected benefit obligation at beginning of year	$104,911	$102,097
Interest cost	4,498	4,519
Actuarial gain	5,990	2,411
Benefits paid	(3,337)	(4,116)

Projected benefit obligation at end of year	$112,062	$104,911

Change in plan assets
Fair value of plan assets at beginning of year	$67,284	$61,388
Actual return on plan assets	14,495	(1,323)
Employer contribution	8,276	11,335
Benefits paid	(3,337)	(4,116)

Fair value of plan assets at end of year	$86,718	$67,284

Funded status of the plan at end of year	$(25,344)	$(37,627)

        The amounts recognized in the Consolidated Balance Sheets are as follows (in thousands):

Accrued liabilities	$(95)	$(68)
Noncurrent liabilities-other	(25,249)	(37,559)

Net amount recognized	$(25,344)	$(37,627)

        The amounts recognized in Accumulated Other Comprehensive Income at September 30, 2012 and 2011, and not yet reflected in net periodic benefit cost, are as follows (in thousands):

Net actuarial loss	$(37,172)	$(43,781)
Prior service cost	(1)	(2)

Total	$(37,173)	$(43,783)

Schedule of weighted average assumptions used for the pension calculations

	Years Ended September 30,
	2012	2011	2010
Discount rate for net periodic benefit costs	4.33%	4.48%	5.42%
Discount rate for year-end obligations	4.06%	4.33%	4.48%
Expected return on plan assets	7.16%	8.00%	8.00%

Schedule of components of net periodic pension expense (benefit)

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Interest cost	$4,498	$4,519	$4,825
Expected return on plan assets	(5,463)	(5,050)	(4,552)
Amortization of prior service cost	2	—	—
Recognized net actuarial loss	3,567	2,976	2,295
Settlement/curtailment	—	28	—

Net pension expense (benefit)	$2,604	$2,473	$2,568

Schedule of expected benefits to be paid from pension plan

Years Ended September 30,
2013	2014	2015	2016	2017	2018 - 2022	Total
$6,477	$5,555	$5,997	$6,593	$6,350	$36,900	$67,872

Schedule of target allocation and the asset allocation for the Pension Plan

	Target Allocation	Percentage of Plan Assets At September 30,
Asset Category	2013	2012	2011
U.S. equities	56%	55%	56%
International equities	14	12	13
Fixed income	25	25	30
Real estate and other	5	8	1

Total	100%	100%	100%

Schedule of fair value of plan assets, summarized by level within fair value hierarchy

	Fair Value as of September 30, 2012
	Total	Level 1	Level 2	Level 3
	(in thousands)
Short-term investments	$7,233	$7,233	$—	$—
Mutual funds:
Domestic stock funds	36,209	36,209	—	—
Bond funds	21,458	21,458	—	—
International stock funds	10,069	10,069	—	—

Total mutual funds	67,736	67,736	—	—
Domestic common stock	10,543	10,543	—	—
Foreign equity stock	907	907	—	—
Oil and gas properties	299	—	—	299

Total	$86,718	$86,419	$—	$299

	Fair Value as of September 30, 2011
	Total	Level 1	Level 2	Level 3
	(in thousands)
Short-term investments	$691	$691	$—	$—
Mutual funds:
Domestic stock funds	28,288	28,288	—	—
Bond funds	20,127	20,127	—	—
International stock funds	8,848	8,848	—	—

Total mutual funds	57,263	57,263	—	—
Domestic common stock	8,252	8,252	—	—
Foreign equity stock	803	803	—	—
Oil and gas properties	275	—	—	275

Total	$67,284	$67,009	$—	$275

Summary of changes in fair value of plan's Level 3 assets

	Oil and Gas Properties
	Years Ended September 30,
	2012	2011
	(in thousands)
Balance, beginning of year	$275	$275
Unrealized gains relating to property still held at the reporting date	24	—

Balance, end of year	$299	$275